City Holding Company (Parent Company Only) Financial Information (Condensed Statements Of Cash Flows) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating Activities
Net income	$ 52,962	$ 48,215	$ 38,945
Adjustments to reconcile net income to net cash provided by operating activities:
Realized investment securities gains	(1,156)	(764)	(1,530)
Stock based compensation	1,535	1,281	1,083
Depreciation	6,087	5,757	4,605
Change in other assets	(8,262)	22,497	2,163
Change in other liabilities	1,363	(4,187)	2,575
Net Cash Provided by Operating Activities	53,354	75,893	53,815
Investing Activities
Purchases of available for sale securities	(31,295)	(80,778)	(171,200)
Proceeds from sales of available for sale securities	6,714	19,210	27,471
Payments to Acquire Business, Net of Cash Acquired		(21,853)	20,272
Net Cash Used in Investing Activities	(24,711)	(72,686)	(78,269)
Financing Activities
Dividends paid	(24,487)	(22,878)	(20,710)
Purchases of treasury stock	(27,957)	0	(7,915)
Exercise of stock options	600	4,200	500
Net Cash Provided by (Used in) Financing Activities	33,709	(2,325)	(36,951)
Increase (decrease) in Cash and Cash Equivalents	62,352	882	(61,405)
Cash and cash equivalents at beginning of period	85,876	84,994	146,399
Cash and Cash Equivalents at End of Period	148,228	85,876	84,994
Parent Company
Operating Activities
Net income	52,962	48,215	38,945
Adjustments to reconcile net income to net cash provided by operating activities:
Realized investment securities gains	1,130	89	1,134
Amortization and accretion	0	5	19
Stock based compensation	200	205	224
Depreciation	1	1	1
Change in other assets	16,110	(1,656)	(740)
Change in other liabilities	2,146	(236)	1,136
(Equity in undistributed net income) excess dividends of subsidiaries	(4,441)	(3,662)	2,480
Net Cash Provided by Operating Activities	33,628	46,095	42,411
Investing Activities
Purchases of available for sale securities	0	0	(403)
Proceeds from sales of available for sale securities	2,334	137	2,473
Payments to Acquire Business, Net of Cash Acquired		(12,708)	(4,672)
Net Cash Used in Investing Activities	2,334	(12,571)	(2,602)
Financing Activities
Dividends paid	(24,487)	(22,878)	(20,710)
Purchases of treasury stock	(27,957)	0	(7,915)
Exercise of stock options	580	3,428	544
Net Cash Provided by (Used in) Financing Activities	(51,864)	(19,450)	(28,081)
Increase (decrease) in Cash and Cash Equivalents	(15,902)	14,074	11,728
Cash and cash equivalents at beginning of period	28,423	14,349	2,621
Cash and Cash Equivalents at End of Period	$ 12,521	$ 28,423	$ 14,349